Inventory	12 Months Ended
Dec. 31, 2018
Inventory [Abstract]
INVENTORY

NOTE 8 - INVENTORY:

Composed as follows:

	December 31
	2018	2017
	USD in thousands
Current assets:
Raw materials and supplies	38	67
Work in progress	43	79
Finished goods	24	34
Provision for impairment	(24)	-
	81	180

Non-current assets:
Raw materials and supplies	589	557
Finished goods	12	-
Provision for impairment of raw materials and supplies	(601)	(297)
	-	260